Note 9 - Retirement Plan	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Retirement Benefits [Text Block]
9.

Retirement Plan

We participate in a multi-employer defined contribution retirement plan (the
“401k
Plan”) administered by a
third
-party service provider, and the Company contributes to the
401k
Plan on behalf of its employees based upon a matching formula. During the years ended
December 31, 2020
and
2019
our contributions to the
401k
Plan were
$27,511
and
$25,876,
respectively.